Average Annual Total Returns - PRUDENTIAL DAY ONE INCOME FUND	Sep. 29, 2020
Prudential Day One Income Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	13.46%
Since Inception	6.14%	[1]
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	13.33%
Since Inception	6.33%	[1]
Class R1
Average Annual Return:
1 Year	12.92%
Since Inception	5.19%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	13.14%
Since Inception	5.42%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	13.31%
Since Inception	5.60%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	13.45%
Since Inception	5.72%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	13.57%
Since Inception	5.80%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	13.63%
Since Inception	5.98%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	11.97%
Since Inception	4.76%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.39%
Since Inception	4.19%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.